Share capital, share premium and own shares - Share capital and premium (Details) $ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2021 USD ($) shares	Jun. 30, 2020 USD ($) Options shares		Dec. 31, 2020 USD ($) shares		Jun. 30, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares
Disclosure of classes of share capital
Par value per share (in GBP per share) | £ / shares						£ 0.05	£ 0.05
Number of issued shares at beginning of period | shares	2,609,489,702	2,601,159,949		2,601,159,949
Number of shares issued under share-based schemes | shares	6,121,839			8,329,753
Number of issued shares at end of period | shares	2,615,611,541			2,609,489,702
Balance at beginning of period	$ 22,119	$ 19,669	[1]	$ 19,669	[1]
Shares issued under share-based schemes	8	10	[1]
Balance at end of period	16,223	$ 19,307	[1]	22,119
Options outstanding under save as you earn schemes
Number of shares to subscribe for | Options		2,000,000				2,000,000
Share capital
Disclosure of classes of share capital
Balance at beginning of period	173	$ 172	[1]	172	[1]
Shares issued under share-based schemes				1
Balance at end of period	173	172	[1]	173
Share premium
Disclosure of classes of share capital
Balance at beginning of period	2,637	2,625	[1]	2,625	[1]
Shares issued under share-based schemes	8	10	[1]	12
Balance at end of period	$ 2,645	$ 2,635	[1]	$ 2,637
SAYE options
Options outstanding under save as you earn schemes
Number of shares to subscribe for | Options						1,774,131	2,320,320
SAYE options | Minimum
Options outstanding under save as you earn schemes
Share price | £ / shares						£ 9.64	£ 9.64
SAYE options | Maximum
Options outstanding under save as you earn schemes
Share price | £ / shares						£ 14.55	£ 14.55

[1]	The half year 2020 comparative results have been re-presented from those previously published to reflect the Group’s US operations as discontinued operations in half year 2021 (as described in note A1).